CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit * [1]	Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2017			1,749,127,404
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2017			1,749,127,404
Equity at beginning of period (Previously stated) at Dec. 31, 2017	$ 3,890	$ 4,331	$ 2	$ 12,753	$ 729	$ (1,486)	$ (7,667)	$ (441)
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017	57	46				46		11
Equity at beginning of period at Dec. 31, 2017	3,947	4,377	$ 2	12,753	729	(1,440)	(7,667)	(430)
Profit / (loss) for the period	362	582				582		(220)
Other comprehensive income / (loss)	(887)	(720)			11	5	(736)	(167)
Total comprehensive income / (loss)	(525)	(138)			11	587	(736)	(387)
Dividends declared	(602)	(509)				(509)		(93)
Other	(41)	(60)			3	(50)	(13)	19
Number of shares outstanding at end of period (in shares) (Previously stated) at Dec. 31, 2018			1,749,127,404
Number of shares outstanding at end of period (in shares) at Dec. 31, 2018			1,749,127,404
Equity at end of period (Previously stated) at Dec. 31, 2018	2,779	3,670	$ 2	12,753	743	(1,412)	(8,416)	(891)
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2018	(4)	(3)				(3)		(1)
Equity at end of period at Dec. 31, 2018	2,775	3,667	$ 2	12,753	743	(1,415)	(8,416)	(892)
Profit / (loss) for the period	683	621				621		62
Other comprehensive income / (loss)	56	112			6	1	105	(56)
Total comprehensive income / (loss)	739	733			6	622	105	6
Dividends declared	(633)	(525)				(525)		(108)
Changes in ownership interest in a subsidiary that do not result in a loss of control	(608)	(2,594)			(2,594)			1,986
Other	(53)	(55)			(42)	(12)	(1)	2
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019			1,749,127,404
Equity at end of period at Dec. 31, 2019	2,220	1,226	$ 2	12,753	(1,887)	(1,330)	(8,312)	994
Profit / (loss) for the period	(316)	(349)				(349)		33
Other comprehensive income / (loss)	(541)	(451)			(10)	(4)	(437)	(90)
Total comprehensive income / (loss)	(857)	(800)			(10)	(353)	(437)	(57)
Dividends declared	(349)	(262)				(262)		(87)
Other	(1)	(1)			(1)	26	(26)	0
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020			1,749,127,404
Equity at end of period at Dec. 31, 2020	$ 1,013	$ 163	$ 2	$ 12,753	$ (1,898)	$ (1,919)	$ (8,775)	$ 850

[1]	Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 25 for further details.